SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information

Years Ended December 31,	2022	2021	2020
Interest paid	$3,505	$913	$1,844
Income taxes net of refunds	$105,736	$124,984	$70,889
Common stock issued for MIS	—	$997	—
Common stock issued for ACME	—	$2,551	—
Common stock issued for N&S	—	—	$(161)